Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 48,348	$ 32,005
Digital assets	106,636	43,978
Accounts receivable, net	2,614	3,838
Prepayments	46,457	39,566
Inventory	571
Other current assets, net	3,108	1,844
Total current assets	215,674	121,269
Non-current assets:
Equipment, net	69,677	81,857
Deposits	3,007	2,683
Deferred tax assets, net	4,843	4,224
Total non-current assets	77,527	88,764
Total assets	293,201	210,033
Current liabilities:
Accounts payables	2,940	806
Contract liabilities	49,223	47,724
Taxes payable	4,454	2,233
Accrued expenses and other payables	6,628	5,368
Total current liabilities	63,245	86,360
Non-current liabilities:
Long-term payables	102,435	102,435
Deferred tax liabilities, net	9,751	3,904
Total non-current liabilities	112,186	106,339
Total liabilities	175,431	192,699
Commitments and contingencies
Shareholders’ equity:
Ordinary shares* ($0.0001 par value; 500,000,000 shares authorized; 163,106,616 and 150,204,348 shares issued as of June 30, 2024 and December 31, 2023, respectively; and 162,902,268 and 150,000,000 shares outstanding as of June 30, 2024 and December 31, 2023, respectively)	16	15
Treasury shares (204,348 shares held as of June 30, 2024 and December 31, 2023)	(2,000)	(2,000)
Additional paid-in capital	58,908	1,548
Retained earnings	60,846	17,771
Total shareholders’ equity	117,770	17,334
Total liabilities and shareholders’ equity	293,201	210,033
Related Party
Current assets:
Amount due from related parties	7,940	38
Current liabilities:
Amount due to a related party		$ 30,229